Balance Sheet Components	12 Months Ended
Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Balance Sheet Components
4. BALANCE SHEET COMPONENTS
Allowance for Doubtful Accounts
—Allowance for doubtful accounts as of December 31, 2020 and 2019 were as follows (in thousands):

	December 31,
	2020	2019
Balance—beginning of year	$(337)	$(49)
Increase in reserves	(846)	(356)
Write-offs	384	68

Balance—end of year	$(799)	$(337)

Inventories
—Inventories as of December 31, 2020 and 2019, consisted of the following (in thousands):

	December 31,
	2020	2019
Finished goods	$538	$361
Work in process	2,219	945
Purchased parts and raw materials	889	595

Total inventories	$3,646	$1,901

Prepaid Expenses and Other Current Assets
—Prepaid expenses and other current assets as of December 31, 2020 and 2019 consisted of the following (in thousands):

	December 31,
	2020	2019
Prepaid subscription	$1,084	$564
Prepaid materials	983	493
Prepaid rent and security deposit	145	201
Other prepaid expenses and current assets	241	526

Total prepaid expenses and other current assets	$2,453	$1,784

Property and Equipment, Net
—Property and equipment as of December 31, 2020 and 2019, consisted of the following (in thousands):

	December 31,
	2020	2019
Machinery and equipment	$1,435	$1,422
Furniture and fixtures	359	369
Leasehold improvements	733	726
Capitalized software and development costs	18,126	13,125

Total property and equipment	20,653	15,642
Accumulated depreciation and amortization	(12,443)	(7,672)

Total property and equipment, net	$8,210	$7,970

Depreciation and amortization expenses were $4.8 million and $4.2 million for the years ended December 31, 2020 and 2019, respectively.
Additions to capitalized software and development costs, inclusive of stock-based compensation in 2020 and 2019, was $5.0 million and $4.3 million and are recorded as part of property and equipment, net on the consolidated balance sheets, respectively. Amortization expense was $4.5 million and $3.4 million for the years ended December 31, 2020 and 2019, of which $3.9 million and $3.0 million was recorded to costs of revenue related to subscription and $0.6 million and $0.4 million to selling, general, and administrative in the consolidated statements of operations and comprehensive loss, respectively.
Accrued Expenses and Other Current Liabilities
—Accrued expenses and other current liabilities as of December 31, 2020 and 2019, consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued compensation	$3,208	$509
Tax payable	1,164	1,525
Other current liabilities	2,623	1,104

Total accrued expenses and other current liabilities	$6,995	$3,138